Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Changes in the Equity-Linked Share Issuance Liability Measured Using Level 3 Inputs

The following table presents changes in the equity-linked share issuance liability measured using Level 3 inputs for the year ended December 31, 2025:

Equity-Linked Share Issuance Liability
Balance at December 31, 2024	$—
Liability recognized at issuance (August 29, 2025)	$576,000
Change in fair value	$(150,000)
Balance at December 31, 2025	$426,000

Schedule of Fair Value Contingent Consideration

The estimated fair value of the contingent consideration liability assumed in connection with the Purchase Agreement was determined at the acquisition date using the Black-Scholes Merton option-pricing model. Key assumptions were as follows:

May 15,
2024
(acquisition date)
Dividend yield	0.0%
Volatility	13.8%
Risk Free Rate	4.3 – 4.4%
Expected life	3.6 – 6 years
Cost of debt	17.6 – 18.3%